Income Taxes - Summary Of The Gross Unrecognized Tax Benefits, Exclusive Of Interest And Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Gross unrecognized tax benefits, Beginning Balance	$ 0.3	$ 1.0	$ 0.6
Increases related to current year tax position	0.0	0.0	0.0
Increases related to prior year tax positions	5.3	0.0	0.4
Decreases related to prior year tax positions	0.0	0.0	0.0
Settlements	0.0	0.0	0.0
Lapse in statute of limitations	(0.3)	(0.7)	0.0
Gross unrecognized tax benefits, Ending Balance	$ 5.3	$ 0.3	$ 1.0